Accounts payable and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2013
Accounts payable and accrued expenses
Schedule of accounts payable and accrued expenses

	2013	2012

Suppliers	$46,266	$27,790
Taxes payable, other than income taxes	18,118	1,781
Professional fees	12,143	971
Accrued interest	5,106	4,275
Performance and sale bonuses	2,332	2,309
Guarantee deposits and customer advances	1,880	2,395
Programming provisions	1,887	1,707
Sundry creditors	1,290	1,684

	$89,022	$42,912